Stock-based Compensation (Share Units Plan) (Details) - Share Units Plan [Member] - CAD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
PSU-ROIC [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of years in the plan period over which the units will vest	3 years
PSU-ROIC [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance vesting factor	0.00%
PSU-ROIC [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance vesting factor	200.00%
PSU-TSR [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of years in the plan period over which the units will vest	3 years
PSU-TSR [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance vesting factor	0.00%
PSU-TSR [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance vesting factor	200.00%
Equity Settled Awards [Member] | PSU-ROIC [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of awards vested during the period	$ 27	$ 45	$ 42
Settlement from the Share Trusts in next fiscal year (in shares)	0.2
Equity Settled Awards [Member] | PSU-ROIC [Member] | 2018 Grant Year [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance vesting factor	111.00%
Equity Settled Awards [Member] | PSU-TSR [Member] | 2018 Grant Year [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance vesting factor	99.00%